Lines of Credit and Long-Term Obligation - Revolver Balance (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Lines of Credit and Long-Term Obligation
Revolving Credit Facility, Net	$ 176,615	$ 183,524	$ 135,968
Less: Deferred Finance Costs	(125)		(208)	$ (375)
Bank of America Revolving Credit Agreement
Lines of Credit and Long-Term Obligation
Revolving Credit Facility, Net	$ 176,740		$ 136,176